Concentrations risks (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 MYR (RM)
Concentration Risk [Line Items]
Cash FDIC	$ 250,000
Restricted cash	42,195	$ 15,237
Cash	345,145	237,605
MALAYSIA
Concentration Risk [Line Items]
Cash	98,509	151,506
Credit Risk [Member]
Concentration Risk [Line Items]
Deposits	57,000			$ 75,000
Cash balance	204,194	70,670
Bank balance	0	0
Credit Risk [Member] | MALAYSIA
Concentration Risk [Line Items]
Deposits	53,000				RM 250,000
Restricted cash	$ 0	$ 79,219
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	38.30%	10.00%	11.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	19.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	15.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	80.40%	79.90%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.60%	10.70%